Adoption of ASU 2018-12 (Summary of Changes in Future Contract Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LFPB	$ 38,826	$ 41,425
Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB	(2,930)	738
Accounting Standards Update 2018-12 [Member]
LFPB			$ 42,828
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
LFPB			3,932
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
LFPB			844
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
LFPB			3,088
Payout Annuities [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			2,668
Payout Annuities [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
LFPB			44
Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			4,426
Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			12,308
Ul and Other [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
LFPB			174
Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			5,939
Others [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			13,922
Others [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
LFPB			626
Other Segments [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			3,565
As Previously Reported [Member]
LFPB	41,756	40,687
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
LFPB	41,756	40,687	38,896
As Previously Reported [Member] | Payout Annuities [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			2,314
As Previously Reported [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			3,483
As Previously Reported [Member] | Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			13,649
As Previously Reported [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			5,422
As Previously Reported [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			10,463
As Previously Reported [Member] | Other Segments [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			3,565
Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
LFPB	$ (2,930)	$ 738
Impact from Removal of Shadow Balances from AOCI [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			(1,700)
Impact from Removal of Shadow Balances from AOCI [Member] | Payout Annuities [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			(105)
Impact from Removal of Shadow Balances from AOCI [Member] | Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			(1,515)
Impact from Removal of Shadow Balances from AOCI [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			(80)
Single A Discount Rate Measurement in AOCI [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			4,788
Single A Discount Rate Measurement in AOCI [Member] | Payout Annuities [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			415
Single A Discount Rate Measurement in AOCI [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			943
Single A Discount Rate Measurement in AOCI [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			517
Single A Discount Rate Measurement in AOCI [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			2,913
Swiss Re [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			3,500
Swiss Re [Member] | As Previously Reported [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			2,000
Protective [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			7,400
Protective [Member] | As Previously Reported [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
LFPB			$ 6,300